INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2019	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) — 69.9%
AEROSPACE — 3.0%
3,845,083	Transdigm Inc., Term Loan E, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 05/30/25 (b)	3,762,169
5,828,503	Transdigm Inc., Term Loan F, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 06/09/23 (b)	5,718,909
2,972,373	Transdigm Inc., Term Loan G, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 08/22/24 (b)	2,911,020

		12,392,098

AIRLINES — 0.5%
2,000,000	American Airlines Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month +2.000%, 10/10/21 (b)	1,987,970

AUTOMOTIVE — 0.7%
2,996,203	Gates Global LLC, Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 04/01/24 (b)	2,965,943

BUILDING MATERIALS — 2.4%
3,154,787	American Builders & Contractors Supply Co., Inc., Term Loan B2, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 10/31/23 (b)	3,093,191
4,461,587	Quikrete Holdings Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 11/15/23 (b)	4,364,391
2,494,962	U.S. Silica Company, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month +4.000%, 05/01/25 (b)	2,369,877

		9,827,459

CHEMICALS — 2.7%
1,496,231	Berlin Packaging LLC, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month +3.000%, 11/07/25 (b)	1,457,026

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
CHEMICALS (continued)
2,824,403	Berry Global Inc., Term Loan Q, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 10/01/22 (b)	2,810,436
1,500,000	Berry Global Inc., Term Loan S, 1st Lien, VAR LIBOR USD 1 Month +1.750%, 02/08/20 (b)	1,497,390
1,250,000	Berry Global Inc., Term Loan T, 1st Lien, VAR LIBOR USD 1 Month +1.750%, 01/06/21 (b)	1,247,044
3,490,175	H.B. Fuller Company, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 10/20/24 (b)	3,434,559
360,876	Tronox Finance LLC, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 09/23/24	520,289
224,454	Tronox Ltd., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 09/23/24 (b)	226,137

		11,192,881

COMPUTERS & ELECTRONICS — 6.2%
5,500,000	Boxer Parent Company Inc., Term Loan, 1st Lien, VAR LIBOR USD 1 Month +4.250%, 10/02/25 (b)	5,397,122
1,439,199	First Data Corp., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 07/08/22 (b)	1,437,264
4,246,824	Go Daddy Operating Company LLC, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 02/15/24 (b)	4,225,191
3,220,653	GTT Communications Inc., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 05/31/25 (b)	3,050,332
3,500,000	Infor (US) Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 02/01/22	3,489,885
3,000,000	SS&C Technologies Holdings Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month +2.250%, 04/16/25 (b)	2,978,595

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2019	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
COMPUTERS & ELECTRONICS (continued)
2,182,972	SS&C Technologies Holdings Inc., Term Loan B3, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 04/16/25 (b)	2,180,575
2,990,554	Worldpay LLC, Term Loan B4, 1st Lien, VAR LIBOR USD 1 Month +1.750%, 08/09/24 (b)	2,997,491

		25,756,455

CONSTRUCTION — 1.1%
4,565,335	Brand Energy & Infrastructure Services Inc., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+4.250%, 06/21/24 (b)	4,395,092

CONSUMER PRODUCTS — 0.6%
3,376,287	Revlon Consumer Products Corp., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+3.500%, 09/07/23	2,468,137

ENERGY — 0.9%
4,440,782	Seadrill Partners Finco LLC, Term Loan, 1st Lien, VAR LIBOR USD 3 Month+6.000%, 02/21/21 (b)	3,721,035

FOOD & BEVERAGE — 2.1%
1,519,643	Albertson’s LLC, Term Loan B5, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 12/21/22	1,515,835
3,500,000	Albertson’s LLC, Term Loan B6, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 06/22/23 (b)	3,474,642
3,742,308	US Foods, Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 06/27/23 (b)	3,701,343

		8,691,820

GAMING/LEISURE — 8.3%
1,994,515	Boyd Gaming Corp, Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.500%, 09/15/23 (b)	1,980,663

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
GAMING/LEISURE (continued)
2,992,386	CityCenter Holdings LLC, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 04/18/24	2,951,880
5,268,237	Crown Finance US Inc., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 02/28/25 (b)	5,170,193
3,595,370	Golden Nugget Inc., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 10/04/23 (b)	2,586,084
3,238,432	MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 04/25/23 (b)	3,210,723
2,991,162	Sabre GLBL Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 02/22/24 (b)	2,982,572
6,987,406	Scientific Games International Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 08/14/24 (b)	6,829,252
2,493,606	UFC Holdings LLC, Term Loan, 1st Lien, VAR LIBOR USD 1 Month +3.250%, 08/18/23 (b)	2,487,461
3,750,000	VICI Properties 1 LLC, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 12/20/24 (b)	3,690,244
2,500,000	WMG Acquisition Corp., Term Loan F, 1st Lien, VAR LIBOR USD 1 Month +2.125%, 11/01/23 (b)	2,452,350

		34,341,422

HEALTHCARE — 2.6%
7,973,750	Envision Healthcare Corp., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 10/10/25 (b)	7,503,114
1,000,000	Greatbatch Ltd., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month +3.000%, 10/27/22 (b)	1,002,035

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2019	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
HEALTHCARE (continued)
2,354,083	Grifols Worldwide Operations Limited, Term Loan B, 1st Lien, VAR LIBOR USD 1 Week+2.250%, 01/31/25 (b)	2,357,153

		10,862,302

INFORMATION TECHNOLOGY — 2.6%
4,780,891	Avaya Inc., Cov-Lite, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+4.250%, 12/15/24 (b)	4,779,138
3,750,000	Kronos Incorporated, Incremental Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 11/01/23	3,721,613
2,502,500	Vertafore Inc., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 07/02/25 (b)	2,459,837

		10,960,588

INSURANCE — 2.9%
3,423,774	Alliant Holdings Intermediate LLC, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 05/09/25 (b)	3,319,121
3,954,507	Asurion, LLC, Term Loan B4, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 08/04/22 (b)	3,955,129
4,998,636	MPH Acquisition Holdings LLC, Term Loan, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 06/07/23 (b)	5,000,466

		12,274,716

MACHINERY — 0.7%
1,596,525	Gardner Denver Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 07/30/24 (b)	1,660,171
1,250,000	Rexnord LLC, Term Loan, 1st Lien, VAR LIBOR USD 1 Month +2.000%, 08/21/24 (b)	1,239,700

		2,899,871

MEDIA/TELECOMMUNICATIONS — 15.7%
7,471,010	Charter Communications Operating LLC, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 04/30/25 (b)	7,449,029

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
MEDIA/TELECOMMUNICATIONS (continued)
3,500,000	Coral-US Co-Borrower LLC, Term Loan B4, 1st Lien, VAR LIBOR USD 1 Month+3.250%, 01/30/26 (b)	3,492,353
18,621,429	iHeartCommunications Inc., Term Loan D, 1st Lien, VAR LIBOR USD 1 Month+6.750%, 01/22/19 (b)(c)	13,332,943
7,250,000	Level 3 Financing Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 02/22/24 (b)	7,175,216
4,675,506	Radiate Holdco LLC, Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 02/01/24 (b)(c)	4,584,731
4,138,963	SBA Senior Finance II LLC, Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 04/11/25 (b)	4,071,626
1,500,000	Unitymedia Finance LLC, Term Loan D, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 01/15/26 (b)	1,486,357
7,237,339	Univision Communications Inc., Term Loan C, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 03/15/24 (b)	6,836,246
2,750,000	UPC Financing Partnership, Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 01/15/26 (b)	2,748,020
6,150,000	Virgin Media Bristol LLC, Term Loan K, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 01/15/26 (b)	6,091,790
1,750,000	Windstream Services LLC, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month +6.000%, 03/29/21 (b)	1,759,021
2,000,000	Zayo Group LLC, Term Loan B2, 1st Lien, VAR LIBOR USD 1 Month +2.250%, 01/19/24 (b)	1,991,800

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2019	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
MEDIA/TELECOMMUNICATIONS (continued)
4,100,000	Ziggo Secured Finance Partnership, Term Loan E, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 04/15/25 (b)	3,999,201

		65,018,333

METALS & MINING — 0.7%
3,203,581	BWay Holding Company, Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 04/03/24 (b)	3,142,012

		3,142,012

PRINTING & PUBLISHING — 2.3%
2,000,000	Meredith Corp., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month +2.750%, 01/31/25 (b)	1,998,060
7,732,500	Refinitiv US Holdings Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month +3.750%, 10/01/25 (b)	7,538,100

		9,536,160

REAL ESTATE — 2.0%
3,489,975	Brookfield Property REIT Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month +2.500%, 08/27/25 (b)	3,379,048
4,987,500	Brookfield WEC Holdings Inc., Term Loan, 1st Lien, VAR LIBOR USD 1 Month +3.750%, 08/01/25	4,997,450

		8,376,498

RETAIL — 6.9%
3,150,416	Academy Ltd., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+4.000%, 07/01/22 (b)	2,287,990
2,144,540	Belk Inc., Closing Date Term Loan, 1st Lien, VAR LIBOR USD 1 Month+4.750%, 12/12/22	1,736,187
2,492,481	BJ’s Wholesale Club Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 01/27/24	2,489,652

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
RETAIL (continued)
3,944,733	Harbor Freight Tools USA Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 08/18/23 (b)	3,862,544
2,475,941	J. Crew Group Inc., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.220%, 03/05/21 (b)	1,708,399
2,993,333	J.C. Penney Company Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month +4.250%, 06/23/23 (b)	2,672,431
4,775,138	Neiman Marcus Group Inc., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.250%, 10/25/20 (b)	4,453,318
3,864,824	Petco Animal Supplies Inc., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 01/26/23 (b)	2,954,658
7,041,930	PetSmart Inc., Term Loan B2, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 03/11/22 (b)	6,334,251

		28,499,430

SERVICE — 2.3%
4,093,299	Acosta Inc., Term Loan B1, 1st Lien, VAR LIBOR USD 1 Month+3.250%, 09/26/21	1,928,496
7,557,250	Change Healthcare Holdings Inc., Closing Date Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 03/01/24 (b)	7,490,520

		9,419,016

UTILITIES — 2.7%
2,600,212	Calpine Corp., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+2.500%, 01/15/24 (b)	2,587,356
26,000,000	Texas Competitive Electric Holdings Company LLC, Escrow Loan (Extending) (d)(e)	14,300
3,741,834	Vistra Operations Company LLC, Term Loan B3, 1st Lien, VAR LIBOR USD 1 Month +2.000%, 12/31/25 (b)	3,700,232

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2019	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
UTILITIES (continued)
5,125,092	Vistra Operations Company LLC, Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 08/04/23 (b)	5,089,576

		11,391,464

	Total US Senior Loans (Cost $301,017,105)	290,120,702

Foreign Domiciled Senior Loans (a) — 10.0%
AUSTRALIA — 0.8%
USD
3,506,540	Aristocrat Leisure, Term Loan B3, 1st Lien, VAR LIBOR USD 3 Month+1.750%, 10/19/24(b)	3,447,367

CANADA — 3.0%
USD
4,177,466	Bausch Health Companies Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 06/02/25(b)	4,118,404
2,961,039	Bausch Health Companies Inc., Term Loan, 1st Lien, VAR LIBOR USD 1 Month +2.750%, 11/27/25(b)	2,930,748
5,422,773	Hub International Ltd., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 04/25/25(b)	5,265,774

		12,314,926

GERMANY — 0.4%
USD
1,500,000	Unitymedia Hessen GmbH & Co. KG, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month +2.250%, 09/30/25(b)	1,487,167

Principal Amount ($)/Shares		Value ($)
Foreign Domiciled Senior Loans (a) (continued)
LUXEMBOURG — 3.1%
USD
3,500,000	Intelsat Jackson Holdings S.A., Term Loan B3, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 11/27/23(b)	3,450,460
5,733,461	JBS LUX S.A., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month +2.500%, 10/30/22(b)	5,719,303
2,390,839	SS&C Technologies Holdings Europe S.A.R.L., Term Loan B4, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 04/16/25(b)	2,409,915
1,988,087	Travelport Finance (Luxembourg) S.A.R.L., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+2.500%, 03/17/25(b)	1,988,037

		13,567,715

NETHERLANDS — 1.4%
USD
5,951,286	Stars Group Holdings B.V., Term Loan, 1st Lien, VAR LIBOR USD 1 Month +3.500%, 07/10/25(b)	5,968,012

UNITED KINGDOM — 1.2%
USD
5,167,307	Misys Ltd., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+3.500%, 06/13/24(b)	4,994,796

	Total Foreign Domiciled Senior Loans (Cost $41,964,264)	41,779,983

Common Stock — 0.1%
UNITED STATES — 0.1%
431,587	Texas Competitive Electric Holdings Company LLC	309,879

	Total Common Stock (Cost $1,161,722)	309,879

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2019	Highland/iBoxx Senior Loan ETF

Shares		Value ($)
Cash Equivalent — 0.2%
839,928	Dreyfus Treasury & Agency Cash Management, Institutional Class, 2.320% (f) (Cost $839,928)	839,928

	Total Cash Equivalent (Cost $839,928)	839,928

Total Investments - 80.2% (Cost $344,983,018)		333,050,492

Other Assets & Liabilities, Net - 19.8%		82,221,290

Net Assets - 100.0%		415,271,782

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of March 31, 2019, the LIBOR USD 1 Week, LIBOR USD 1 Month and LIBOR USD 3 Month rates were 2.423%, 2.495% and 2.600%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation. Full income is not being accrued, although adequate protection payments are being made in certain cases.
(d)	Represents value held in escrow pending future events. No interest is being accrued.
(e)	No expiration date.
(f)	The rate shown is the 7-day effective yield as of March 31, 2019.

LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
Ltd. — Limited
USD — United States Dollar
VAR — Variable Rate

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Computers & Electronics	1.8%
Food & Beverage	1.3%
Gaming/Leisure	2.2%
Healthcare	1.7%
Insurance	1.3%
Media/Telecommunications	1.2%
Transportation	0.5%

10.0%

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2019	Highland/iBoxx Senior Loan ETF

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is currently comprised of five funds, each of which is non-diversified. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotation will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2019	Highland/iBoxx Senior Loan ETF

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2019, the Fund’s investments consisted of senior loans, common stock, and a cash equivalent. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2019	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value of the security at the end of the period. A summary of the levels of inputs used to value the Fund’s assets as of March 31, 2019 is as follows:

	Total Market Value at 03/31/19	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$290,120,702	$—	$290,120,702	$—
Foreign Domiciled Senior Loans*	41,779,983	—	41,779,983	—
Common Stock*	309,879	309,879	—	—
Cash Equivalent*	839,928	839,928	—	—

Total	$333,050,492	$1,149,807	$331,900,685	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

For the period ended March 31, 2019, there were no transfers within the Fund between Level 1, Level 2 or Level 3. At March 31, 2019, and during the period then ended, there were no Level 3 investments.

The Fund uses end of period market value in the determination of the amount associated with any transfers between levels.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.

HFI-QH-001-1200